Financial asset at fair value through profit or loss (Tables)	3 Months Ended
Sep. 30, 2024
Current financial assets at fair value through profit or loss [abstract]
Financial Asset at Fair Value through Profit or Loss

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Electricity financial asset	-	6,530

Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	6,530	-
Additions	15,686	28,332
Financial asset realized	(6,530)	(18,354)
Revaluation decrements (unrealized loss)	-	(3,448)
Close-out costs	(7,211)	-
Transfer to prepayment	(8,475)	-

Closing fair value	-	6,530